UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-21324
                                                  ---------------

                                 ACP Funds Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
        -----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: (610)993-9999
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

  ACP FUNDS TRUST

  ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND

  ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND

  FINANCIAL STATEMENTS FOR THE YEAR
  ENDED DECEMBER 31, 2006

[BLANK PAGE]

                                 ACP FUNDS TRUST

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006







                                TABLE OF CONTENTS






Report of Independent Registered Public Accounting Firm                        1
Statements of Assets and Liabilities                                           2
Statements of Operations                                                       3
Statements of Changes in Net Assets                                            4
Statements of Cash Flows                                                       5
Financial Highlights                                                         6-7
Notes to Financial Statements                                               8-13
Other Information                                                             14

Financial Statements of ACP Strategic Opportunities Fund II, LLC           Tab I

[GRAPHIC OMITTED] DELOITTE(R)
                                                     DELOITTE & TOUCHE LLP
                                                     1700 Market Street
                                                     Philadelphia, PA 19103-3984
                                                     USA

                                                     Tel:  +1 215 246 2300
                                                     Fax:  +1 215 569 2441

                                                     www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of ACP Funds Trust

We have audited the accompanying statement of assets and liabilities of ACP Funds Trust (the "Funds"), comprising of ACP Advantage Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund, as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended December 31, 2003 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2006, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 8, 2007

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

ACP FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                                ACP                   ACP
                                                                                             ADVANTAGE           INSTITUTIONAL
                                                                                             STRATEGIC          SERIES STRATEGIC
                                                                                           OPPORTUNITIES         OPPORTUNITIES
                                                                                               FUND                  FUND
                                                                                          ---------------       ----------------
ASSETS
     Investments in ACP Strategic Opportunities Fund II, LLC
       at fair value (Cost $5,588,439, and $4,673,131, respectively)                      $     5,901,520       $      4,978,750
     Cash                                                                                              53                      -
     Receivable from Investment Manager
                                                                                                   69,165                 94,214
                                                                                          ---------------       ----------------
Total Assets                                                                                    5,970,738              5,072,964
                                                                                          ---------------       ----------------
LIABILITIES
     Due to ACP Strategic Opportunities Fund II, LLC                                               22,583                  9,500
     Accounting and administration fees payable                                                    37,364                 63,373
     Professional fees payable                                                                     21,500                 21,500
     Distribution and shareholder service fees payable                                             13,936                      -
     Other accrued expenses                                                                         4,651                  2,951
                                                                                          ---------------       ----------------
Total Liabilities                                                                                 100,034                 97,324
                                                                                          ---------------       ----------------
NET ASSETS                                                                                $     5,870,704       $      4,975,640
                                                                                          ===============       ================
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                      $     5,530,161       $      4,648,551
     Accumulated net realized gain on investments                                                  64,489                 48,835
     Net unrealized appreciation on investments                                                   276,054                278,254
                                                                                          ---------------       ----------------
NET ASSETS                                                                                $     5,870,704       $      4,975,640
                                                                                          ===============       ================
SHARES ISSUED AND OUTSTANDING (100,000,000 SHARES AUTHORIZED PER FUND)                            469,087                394,835


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $         12.52       $          12.60
                                                                                          ===============       ================

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                                                  ACP
                                                                                               ACP            INSTITUTIONAL
                                                                                            ADVANTAGE            SERIES
                                                                                            STRATEGIC           STRATEGIC
                                                                                          OPPORTUNITIES       OPPORTUNITIES
                                                                                               FUND               FUND
                                                                                          -------------       -------------
NET INVESTMENT LOSS ALLOCATED FROM ACP STRATEGIC OPPORTUNITIES FUND II, LLC:
     Interest                                                                              $    13,866         $    12,564
     Expenses*                                                                                 (56,332)            (50,732)
                                                                                          -------------       -------------
       Net investment loss allocated from ACP Strategic
       Opportunities Fund II, LLC                                                              (42,466)            (38,168)
                                                                                          -------------       -------------
Fund income - interest
                                                                                                   185                   -

FUND EXPENSES:
     Sub-administration and accounting fees                                                     39,960              51,862
     Transfer agent fees                                                                         5,040               4,419
     Professional fees                                                                           9,000               9,000
     Distribution and shareholder servicing fee                                                 34,002                   -
                                                                                          -------------       -------------
Total operating expenses                                                                        88,002              65,281
                                                                                          -------------       -------------
     Expenses reimbursed by Investment Manager                                                 (48,707)            (60,672)
                                                                                          -------------       -------------
       Net operating expenses                                                                   39,295               4,609
                                                                                          -------------       -------------
NET INVESTMENT LOSS                                                                            (81,576)            (42,777)
                                                                                          -------------       -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED
     FROM ACP STRATEGIC OPPORTUNITIES FUND II, LLC
     Net realized gains from investments                                                        65,579              55,804
     Net change in unrealized appreciation of investments                                      201,808             198,721
                                                                                          -------------       -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     ALLOCATED FROM ACP STRATEGIC OPPORTUNITIES FUND II, LLC                                   267,387             254,525
                                                                                          -------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $    185,811         $   211,748
                                                                                          =============       =============

* Includes expense reimbursements of $43,032 and $39,201, respectively.



                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ACP ADVANTAGE        ACP INSTITUTIONAL
                                                                            STRATEGIC          SERIES STRATEGIC
                                                                        OPPORTUNITIES FUND    OPPORTUNITIES FUND
                                                                        ------------------    ------------------
NET ASSETS AT DECEMBER 31, 2004                                          $        644,825      $        112,071

OPERATING ACTIVITIES
    Net investment loss                                                           (20,543)              (14,246)
    Net realized gains from investments                                            17,062                22,140
    Net increase in unrealized appreciation on investments                         47,298                67,608
                                                                        ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               43,817                75,502
                                                                        ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                             (36)               (1,570)
    Realized gains                                                                 (4,849)               (1,602)
                                                                        ------------------    ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (4,885)               (3,172)
                                                                        ------------------    ------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued                                                   196,934             1,020,102
    Distribution reinvestment                                                       4,885                 3,172
                                                                        ------------------    ------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                            201,819             1,023,274
                                                                        ------------------    ------------------
    TOTAL INCREASE IN NET ASSETS                                                  240,751             1,095,604
                                                                        ------------------    ------------------
NET ASSETS AT DECEMBER 31, 2005                                                   885,576             1,207,675

OPERATING ACTIVITIES
    Net investment loss                                                           (81,576)              (42,777)
    Net realized gains from investments                                            65,579                55,804
    Net increase in unrealized appreciation on investments                        201,808               198,721
                                                                        ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              185,811               211,748
                                                                        ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                          (8,779)              (18,040)
    Realized gains                                                                (27,438)              (29,962)
                                                                        ------------------    ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                               (36,217)              (48,002)
                                                                        ------------------    ------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued                                                 4,799,317             3,723,112
    Distribution reinvestment                                                      36,217                48,002
    Redemptions                                                                         -              (166,895)
                                                                        ------------------    ------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                          4,835,534             3,604,219
                                                                        ------------------    ------------------
    TOTAL INCREASE IN NET ASSETS                                                4,985,128             3,767,965
                                                                        ------------------    ------------------
NET ASSETS AT DECEMBER 31, 2006                                          $      5,870,704      $      4,975,640
                                                                        ==================    ==================

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF CASH FLOWS - FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                             ACP                    ACP
                                                                          ADVANTAGE            INSTITUTIONAL
                                                                          STRATEGIC          SERIES STRATEGIC
                                                                        OPPORTUNITIES          OPPORTUNITIES
                                                                             FUND                   FUND
                                                                       ---------------      ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net increase in net assets resulting from operations                $     185,811        $        211,748
      Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
        Increase in investments in ACP Strategic
          Opportunities Fund II, LLC                                       (4,786,785)             (3,553,029)
        Net increase in appreciation on investment in
          ACP Strategic Opportunities Fund II, LLC                           (224,958)               (216,356)
        Increase in receivables from Investment Manager                       (24,734)                (29,956)
        Increase in due to master                                              22,583                   9,500
        Increase in professional fees payable                                  21,500                  21,500
        Increase in accounting and administration fees payable                 37,364                  63,373
        Increase in distribution and shareholder servicing fees
          payable                                                              11,589                       -
        Decrease in other accrued expenses                                    (41,634)                (62,997)
                                                                       ---------------      ------------------
NET CASH USED IN OPERATING ACTIVITIES                                      (4,799,264)             (3,556,217)
                                                                       ---------------      ------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
        Subscriptions                                                       4,799,317               3,723,112
        Redemptions                                                                 -                (166,895)
                                                                       ---------------      ------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                   4,799,317               3,556,217
                                                                       ---------------      ------------------
Net change in cash and cash equivalents                                            53                       -
Cash and cash equivalents at beginning of year                                      -                       -
                                                                       ---------------      ------------------
Cash and cash equivalents at end of year                                $          53        $              -
                                                                       ===============      ==================

                        See Notes to Financial Statements

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND
                                                       -----------------------------------------------------------------
                                                                                                          For the Period
                                                                                                          July 1, 2003(a)
                                                                                                             through
                                                               For the Year Ended December 31,              December 31,
                                                           2006             2005             2004             2003(e)
                                                       ------------     ------------     ------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.80       $    11.28       $    10.66       $      10.00
                                                       ------------     ------------     ------------     --------------
INVESTMENT OPERATIONS
    Net investment loss                                      (0.31)(b)        (0.28)(b)        (0.30)(b)          (0.11)
    Net realized and unrealized gains on
      investment transactions                                 1.11             0.86             0.92               0.77
                                                       ------------     ------------     ------------     --------------
Total from investment operations                              0.80             0.58             0.62               0.66
                                                       ------------     ------------     ------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                    (0.02)               - (c)            - (c)              -
    Realized gains                                           (0.06)           (0.06)               -                  -
                                                       ------------     ------------     ------------     --------------
Total distributions to shareholders                          (0.08)           (0.06)               -                  -
                                                       ------------     ------------     ------------     --------------
NET ASSET VALUE, END OF PERIOD                          $    12.52       $    11.80       $   11.28        $      10.66
                                                       ============     ============     ============     ==============
RATIOS / SUPPLEMENTAL DATA

Ratios to Average Net Assets: (d)
    Net investment loss                                     (2.54%)          (2.42%)          (2.71%)            (2.89%)

    Expenses, before waivers & reimbursements                5.84%           13.34%           17.48%            144.96%
    Expenses waived & reimbursed                            (2.86%)         (10.79%)         (14.73%)          (142.06%)
                                                       ------------     ------------     ------------     --------------
    Expenses, after waivers & reimbursements                 2.98%            2.55%            2.75%              2.90%
                                                       ============     ============     ============     ==============

TOTAL RETURN                                                 6.06%            4.61%            5.82%              6.63%

PORTFOLIO TURNOVER RATE (F)                                    11%              35%              15%                18%

NET ASSETS END OF PERIOD                                $5,870,704       $  885,576       $  644,825       $     80,205

---------------------
(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Includes net investment loss and expenses allocated fron ACP Strategic Opportunities Fund II, LLC.
(e) Audited by other auditors.
(f) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC


                        See Notes to Financial Statements

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND
                                                       ------------------------------------------------------------------------
                                                                                                             For the Period
                                                                                                           October 31, 2003(a)
                                                               For the Year Ended December 31,                   through
                                                           2006             2005             2004          December 31, 2003(d)
                                                       ------------     ------------     ------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.80       $    11.15       $    10.49       $             10.00
                                                       ------------     ------------     ------------     ---------------------
INVESTMENT OPERATIONS
    Net investment loss                                      (0.18)(b)        (0.16)(b)        (0.18)(b)                 (0.05)
    Net realized and unrealized gains on
      investment transactions                                 1.11             0.85             0.90                      0.54
                                                       ------------     ------------     ------------     ---------------------
Total from investment operations                              0.93             0.69             0.72                      0.49
                                                       ------------     ------------     ------------     ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                    (0.05)           (0.02)           (0.06)                        -
    Realized gains                                           (0.08)           (0.02)               -                         -
                                                       ------------     ------------     ------------     ---------------------
Total distributions to shareholders                          (0.13)           (0.04)           (0.06)                        -
                                                       ------------     ------------     ------------     ---------------------
NET ASSET VALUE, END OF PERIOD                          $    12.60       $    11.80       $    11.15       $             10.49
                                                       ============     ============     ============     =====================
RATIOS / SUPPLEMENTAL DATA
Ratios to Average Net Assets: (c)
    Net investment loss                                     (1.46%)          (1.42%)          (1.72%)                   (1.78%)

    Expenses, before waivers & reimbursements                5.29%           10.59%           42.79%                    98.09%
    Expenses waived & reimbursed                            (3.40%)          (9.05%)         (41.04%)                   (96.3%)
                                                       ------------     ------------     ------------     ---------------------
    Expenses, after waivers & reimbursements                 1.89%            1.54%            1.75%                     1.79%
                                                       ============     ============     ============     =====================
TOTAL RETURN                                                 6.80%            5.83%            6.29%                     4.90%

PORTFOLIO TURNOVER RATE (e)                                    11%              35%              15%                       18%

NET ASSETS END OF PERIOD                                $4,975,640       $1,207,675       $  112,071       $           104,899

(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Includes net investment loss and expenses allocated fron ACP Strategic Opportunities Fund II, LLC.
(d) Audited by other auditors.
(e) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC

                        See Notes to Financial Statements

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company with two active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest outstanding.

     Shares of all Funds of the Trust represent equal pro-rata interests in such Trust, except that each Fund bears different expenses that reflect the difference in the range of services provided to them.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The board of trustees of the Funds (the "Board of Trustees") has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the ACP Strategic Opportunities Fund II, LLC (the "Master Fund").

     The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in the Master Fund, which has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds ("Underlying Funds") whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LP, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds' financial statements. The percentages of the

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   ORGANIZATION AND INVESTMENT OBJECTIVE (CONTINUED):

     Master  Fund  owned  by  Advantage   Strategic   Opportunities   Fund,  and
     Institutional Series Strategic Opportunities Fund at December 31, 2006 were 21.75% and 18.35%, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     VALUATION - Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

     NET ASSET VALUE - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. The Investment Manager has agreed to reimburse certain expenses of the Funds to the extent the fund level expenses exceed 1.15% and 0.15% per annum of average net assets. During the period ended December 31, 2006, the Investment Manager agreed to reimburse the Funds for expenses in the amounts of $48,707 and $60,672.

     DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Funds are also officers of the Investment Manager Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00%. The ACP Institutional Series Strategic Opportunities Fund does not have any annual distribution or shareholder services fees.

4.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") served as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement up until July 31, 2006. PFPC also served as the sub-administrator to the Trust up until July 31, 2006. PFPC Trust Co. provided custodial services to the Trust up until July 31, 2006.

     Citigroup Institutional Trust Company ("Citigroup") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. Citigroup Trust Company ("Citigroup Trust") provides custodial services to the Trust.

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5.   FEDERAL INCOME TAXES:

     Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carry forwards may be carried forward and applied against future capital gains.

6.   RISK FACTORS:

     An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REDEMPTIONS AND REPURCHASE OF SHARES:

     Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund. The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
8.   CAPITAL STOCK TRANSACTIONS:

     Transactions in shares were as follows:

                                                      ACP ADVANTAGE STRATEGIC
                                                        OPPORTUNITIES FUND
                                             ---------------------------------------
                                                Year Ended            Year Ended
                                             December 31, 2006     December 31, 2005
Number of shares issued                                391,142             17,480
Number of shares reinvested                              2,884                416
                                             -----------------     -----------------
Net increase in shares outstanding                     394,026             17,896
Shares outstanding, beginning of year                   75,061             57,165
                                             -----------------     -----------------
Shares outstanding, end of year                        469,087             75,061
                                             =================     =================

                                                 ACP INSTITUTIONAL SERIES STRATEGIC
                                                         OPPORTUNITIES FUND
                                             ---------------------------------------
                                                Year Ended            Year Ended
                                             December 31, 2006     December 31, 2005
Number of shares issued                                302,379             91,990
Number of shares redeemed                              (13,642)                 -
Number of shares reinvested                              3,786                271
                                             -----------------     -----------------
Net increase in shares outstanding                     292,523             92,261
Shares outstanding, beginning of year                  102,312             10,051
                                             -----------------     -----------------
Shares outstanding, end of year                        394,835            102,312
                                             =================     =================

     On December 31, 2006, three shareholders of ACP Institutional Series Strategic Opportunities Fund held approximately 36% of the outstanding shares of the Fund.

9.   RECLASSIFICATION IN THE CAPITAL ACCOUNTS:

The following permanent differences are primarily attributable to permanent differences due to net operating losses and have been reclassified to the accounts below as of December 31, 2006.

                                                          Capital contributions      Undistributed net
                              Fund                                (net)               investment loss
-------------------------------------------------------  -----------------------  -----------------------
ACP Advantage Strategic Opportunies Fund                  $           (121,933)    $             121,933
ACP Institutional Series Strategic Opportunities Fund     $            (79,503)    $              79,503

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
10.  GUARANTEES:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  RECENT ACCOUNTING PRONOUNCEMENTS:

FASB INTERPRETATION NO. 48
In  July  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year closed-end funds by no later than June 29, 2007. The Investment Manager has recently begun to evaluate the application of the Interpretation to the Trust, and is not in a position at this time to estimate the significance of its impact, if any, on the Trust's financial statements.

SFAS NO. 157
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (SFAS 157), "Fair Value Measurements", which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issues for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Trust is in the process of reviewing the impact, if any, of SFAS 157 on the Fund's financial statements.

12.  SUBSEQUENT EVENTS:

Effective February 3, 2007, the Fund terminated its Fund Accounting Services Agreement with Citigroup Fund Services, LLC ("Citigroup"). Such services will now be performed by the Investment Manager.

On February 6, 2007, the Advisor made a payment to the ACP Funds Trust which was broken down as follows: $58,833 to the ACP Institutional Series Strategic
Opportunities   Fund  and  $33,164  to  the  ACP  Advantage   Series   Strategic
Opportunities Fund. These payments were part of the Funds' reimbursement agreement. In addition, the Board of Trustees and the Investment Manager agreed on a plan which would bring the balance of this receivable to zero by December 31, 2007.

ACP FUNDS TRUST

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

     The  registrant,  as of the end of the period  covered by this report,  has adopted a code of ethics ("Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Board of Directors of the registrant has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and activities of the registrant and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,000 for 2005 and $35,000 for 2006.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $0 for 2006.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee pre-approves all audit and permitted non-audit services the independent auditor provides to the registrant, and all services that the independent auditor provides to the registrant's investment adviser(s) and advisory affiliates (whether or not directly related to the registrant's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services,(1) shall not require pre-approval. A non-audit service is DE MINIMIS if:
          (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the registrant, its investment adviser, and advisory affiliates that provide ongoing services to the registrant for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the registrant did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the registrant and the registrant approves them before the audit is complete.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                       (b) Not applicable

                       (c) Not applicable

                       (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the


---------------------
          adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h)  Not applicable


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     The Proxy Voting Policies are attached herewith.

                           ASCENDANT CAPITAL PARTNERS

                        ACP CONTINUUM RETURN FUND II, LLC

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                                 ACP FUNDS TRUST

                       Proxy Voting Policy and Procedures

     Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

     Duties with Respect to Proxies:

     Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

     Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

     Nonetheless, where client holdings are voting securities and a meeting of security holders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

     Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

     Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

     To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

     Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

     Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

     Conflicts of Interest:

     Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

     Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

        Obtaining Proxy Voting Information:

        To obtain information on how Ascendant voted proxies, please contact:

                 Gary E. Shugrue

                 c/o Ascendant Capital Partners LLC

                 1235 Westlakes Drive, Suite 130

                 Berwyn, PA 19312

        Recordkeeping:

        ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

        Adopted: This 13th day of March, 2006



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

        Gary E. Shugrue is the Founder, President and Chief Investment Officer of Ascendant Capital Partners, LLC ("ACP"), the investment adviser to the registrant. Mr. Shugrue serves as portfolio manager to the ACP Strategic Opportunities Fund II, LLC as well as the ACP Funds Trust, the registrant. He started ACP in August of 2001 as a subsidiary of Turner Investment Partners, a $13 billion asset management firm. He brings eighteen years of hedge fund experience and thirty years overall investment experience to the firm. From 1988 to 2000 he served as the co-founder and partner of Argos Advisors LLC, an equity hedge fund firm. From 1981 to 1988 he was a Vice President in Institutional Equity Sales with Kidder Peabody, Prudential Securities and Merrill Lynch servicing large institutional clients in the Mid-Atlantic area. From 1977 to 1979 he was an Account Executive with Merrill Lynch. He earned his MBA in Finance from the University of Pennsylvania's Wharton School in 1981 and his BS in Accounting from Villanova University in 1976.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

        Gary  Shugrue  is  also  the  portfolio  manager  for the ACP  Strategic
        Opportunities Fund II, LLC. The portfolios of ACP Funds Trust - ACP Adviser Series Strategic Opportunities Fund, ACP Institutional Series Strategic Opportunities Fund, and ACP Advantage Series Strategic
        Opportunities Fund - invest exclusively in the ACP Strategic Opportunities Fund II, LLC. The assets of the ACP Funds Trust as of 12/31/06 were approximately $10,846,343 million.

        Although ACP does not receive an advisory fee based on account performance, ACP's management fee changes depending on performance of the portfolio I.E. ACP earns a greater percentage of assets as a management fee as annual performance of the registrant exceeds 6%.

              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                                                                              No. of        Total Assets
                                                                                             Accounts        in Accounts
                    Name of                                                                   where             where
                   Portfolio                                 Total                         Advisory Fee        Advisory
                   Manager or           Type of         No. of Accounts       Total         is Based on      Fee is Based
                  Team Member           Accounts            Managed           Assets        Performance     on Performance
                  -----------           ---------           -------           ------        -----------     --------------
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Gary E. Shugrue      Registered                  2          $10.8 million         0                $0
                                   Investment
                                   Companies: RICS
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Pooled                1          $16.3 million         0                $0
                                   Investment
                                   Vehicles: LLC
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Accounts:             0               $0               0                $0
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------

        POTENTIAL CONFLICTS OF INTERESTS

        A potential conflict of interest may arise in that  Gary Shugrue directs
        the  ACP  Funds   Trust  portfolios  to  invest  in  the  ACP  Strategic
        Opportunities Fund II, LLC, for which he receives compensation.

(A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
        MEMBERS

        As of January 2006, compensation received by the registrant's Portfolio Manager is a fixed base salary. with a possible year-end bonus. However, Gary Shugrue, the portfolio manager, benefits not because of his bonus but because he is the controlling equity holder in the firm. As such, the value of his equity and his distributions increase if the registrant's assets increase and the fund performs well, as described above.

        As assets under management grow, it is the intention of Ascendant to retain and attract talented employees through attractive compensation and growth opportunities.

(A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

        The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2006.

                                               Dollar($)
                                             Range of Fund
                    Name of Portfolio           Shares
                        Manager or           Beneficially
                       Team Member              Owned
                    -----------------        -------------
                          N/A                   $_N/A


   (b)  Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to  Rule 30a-2(a) under the  1940 Act  and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 ACP Funds Trust
            ----------------------------------------------------------

By (Signature and Title)*   /s/ Gary E. Shugrue
                         -------------------------------------------------------
                            Gary E. Shugrue, President, Chief Investment Officer
                            and Chief Financial Officer
                            (principal executive officer and principal financial
                            officer)

Date                        March 12, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Gary E. Shugrue
                         -------------------------------------------------------
                            Gary E. Shugrue, President, Chief Investment Officer
                            and Chief Financial Officer
                            (principal executive officer and principal financial
                            officer)

Date                        March 12, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.